Consolidated (Condensed) Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accounts receivable allowances	$ 3.7	$ 4.0	$ 3.9
Common stock shares authorized (in shares)	300,000,000	0
Common stock shares issued (in shares)	137,221,917	0
Common stock shares outstanding (in shares)	137,182,606	0